Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of disaggregation of revenue	The following table reconciles the Group's revenue for the periods presented:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Natural gas	$209,008	$334,588	$557,167
NGLs	70,935	67,159	141,321
Oil	56,185	54,294	103,911
Total commodity revenue	$336,128	$456,041	$802,399
Midstream	17,416	16,662	30,565
Other(a)	15,130	14,602	35,299
Total revenue	$368,674	$487,305	$868,263
(a)For the six months ended June 30, 2024 and 2023 and the year ended December 31, 2023, other includes $7,776, $11,550 and $28,360 in third-party plugging revenue and $7,354, $3,052 and $6,939 in other revenue, respectively.